SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

 NOTE 14 - SUBSEQUENT EVENTS

Subsequent to March 31, 2018, we sold an additional 1,967,886 shares of common stock for $3,247,030 and issued 236,141 common stock purchase warrants exercisable at $1.65, 983,957 common stock purchase warrants exercisable at $2.00.

We evaluated subsequent events through May 24, 2018, the date the financial statements were issued, and determined that there are not any other items to disclose.